Janus Henderson VIT Global Technology and Innovation Portfolio

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Common Stocks– 96.0%
Aerospace & Defense – 0.5%
Axon Enterprise Inc*	17,441	$5,456,940
Automobiles – 0.1%
Tesla Inc*	6,122	1,076,186
Diversified Financial Services – 3.1%
Mastercard Inc - Class A	59,400	28,605,258
Visa Inc	15,527	4,333,275
		32,938,533
Electrical Equipment – 0.7%
Vertiv Holdings Co	92,984	7,594,003
Electronic Equipment, Instruments & Components – 1.0%
Amphenol Corp	88,585	10,218,280
Hotels, Restaurants & Leisure – 2.2%
Booking Holdings Inc	3,582	12,995,066
DoorDash Inc - Class A*	73,209	10,082,343
		23,077,409
Information Technology Services – 0.4%
GoDaddy Inc*	17,499	2,076,781
MongoDB Inc*	3,079	1,104,253
Snowflake Inc - Class A*	7,106	1,148,330
		4,329,364
Interactive Media & Services – 8.8%
Alphabet Inc - Class C*	227,408	34,625,142
Meta Platforms Inc - Class A	122,172	59,324,280
		93,949,422
Media – 0.2%
Trade Desk Inc*	28,659	2,505,370
Multiline Retail – 3.3%
Amazon.com Inc*	129,825	23,417,833
MercadoLibre Inc*	7,430	11,233,863
		34,651,696
Professional Services – 0.5%
Paylocity Holding Corp*	31,174	5,357,564
Real Estate Management & Development – 2.1%
CoStar Group Inc*	229,950	22,213,170
Road & Rail – 1.2%
Uber Technologies Inc*	173,045	13,322,735
Semiconductor & Semiconductor Equipment – 37.4%
Advanced Micro Devices Inc*	110,727	19,985,116
Analog Devices Inc	110,710	21,897,331
Applied Materials Inc	104,654	21,582,794
ASM International NV	7,391	4,511,744
ASML Holding NV	56,439	54,317,911
Astera Labs Inc*,#	33,677	2,498,497
BE Semiconductor Industries NV	15,065	2,305,967
Broadcom Inc	6,557	8,690,713
KLA Corp	34,214	23,900,874
Lam Research Corp	25,882	25,146,175
Lattice Semiconductor Corp*	51,025	3,991,686
Marvell Technology Inc	160,801	11,397,575
NVIDIA Corp	121,950	110,189,142
NXP Semiconductors NV	43,277	10,722,742
ON Semiconductor Corp*	95,676	7,036,970
Taiwan Semiconductor Manufacturing Co Ltd	2,265,000	54,434,183
Texas Instruments Inc	86,650	15,095,296
		397,704,716
Software – 28.6%
Adobe Inc*	22,905	11,557,863
Amplitude Inc - Class A*	106,972	1,163,855
Cadence Design Systems Inc*	63,483	19,760,988
CCC Intelligent Solutions Holdings Inc*	1,454,042	17,390,342
Constellation Software Inc/Canada	11,845	32,358,609
Dynatrace Inc*	145,184	6,742,345
HashiCorp Inc - Class A*	115,503	3,112,806
HubSpot Inc*	2,317	1,451,740
Intuit Inc	4,363	2,835,950
Lumine Group Inc*	191,032	5,050,839
Microsoft Corp	267,475	112,532,082
Nice Ltd (ADR)*	36,831	9,598,895

Shares or Principal Amounts		Value
Common Stocks– (continued)
Software– (continued)
Oracle Corp	162,836	$20,453,830
Pagerduty Inc*	47,741	1,082,766
Procore Technologies Inc*	68,902	5,661,677
ServiceNow Inc*	12,751	9,721,362
Synopsys Inc*	27,220	15,556,230
Tyler Technologies Inc*	26,615	11,311,641
Workday Inc - Class A*	60,053	16,379,456
		303,723,276
Specialized Real Estate Investment Trusts (REITs) – 0.7%
Equinix Inc	8,536	7,045,017
Technology Hardware, Storage & Peripherals – 4.3%
Apple Inc	264,336	45,328,337
Wireless Telecommunication Services – 0.9%
T-Mobile US Inc	61,027	9,960,827
Total Common Stocks (cost $514,265,148)		1,020,452,845
Private Placements– 0.6%
Professional Services – 0.2%
Apartment List Inc*,¢,§	485,075	1,620,151
Software – 0.4%
Magic Leap Inc - Class A private equity common shares*,¢,§	3,260	0
Via Transportation Inc - Preferred shares*,¢,§	72,070	3,444,946
Via Transportation Inc - private equity common shares*,¢,§	10,455	499,749
Via Transportation Inc - Series A*,¢,§	6,761	323,176
Via Transportation Inc - Series B*,¢,§	1,235	59,033
Via Transportation Inc - Series C*,¢,§	1,110	53,058
Via Transportation Inc - Series D*,¢,§	3,971	189,814
Via Transportation Inc - Series E*,¢,§	1,844	88,143
Via Transportation Inc - Series G-1*,¢,§	2,704	129,251
		4,787,170
Total Private Placements (cost $7,856,946)		6,407,321
Warrants– 0%
Road & Rail – 0%
Grab Holdings Ltd, expires 12/1/26*	44,659	8,932
Software – 0%
Constellation Software Inc/Canada, expires 3/31/40*,¢	11,953	1
Total Warrants (cost $141,055)		8,933
Investment Companies– 3.3%
Money Markets – 3.3%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº,£((cost $34,694,005)	34,687,067	34,694,005
Investments Purchased with Cash Collateral from Securities Lending– 0.2%
Time Deposits – 0.2%
Royal Bank of Canada, 5.3100%, 4/1/24((cost $1,798,500)	$1,798,500	1,798,500
Total Investments (total cost $558,755,654) – 100.1%		1,063,361,604
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(621,354)
Net Assets – 100%		$1,062,740,250

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$889,540,660	83.7%
Netherlands	61,135,622	5.7
Taiwan	54,434,183	5.1
Canada	37,409,449	3.5
Argentina	11,233,863	1.1
Israel	9,598,895	0.9
Singapore	8,932	0.0

Total	$1,063,361,604	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/24
Investment Companies - 3.3%
Money Markets - 3.3%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	$379,795	$1	$(1)	$34,694,005
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	4,052∆	-	-	-
Total Affiliated Investments - 3.3%	$383,847	$1	$(1)	$34,694,005

	Value at 12/31/23	Purchases	Sales Proceeds	Value at 3/31/24
Investment Companies - 3.3%
Money Markets - 3.3%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	27,625,032	60,910,770	(53,841,797)	34,694,005
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	-	43,085,305	(43,085,305)	-

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2024.

#	Loaned security; a portion of the security is on loan at March 31, 2024.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2024 is $6,407,322, which represents 0.6% of net assets.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of March 31, 2024)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Apartment List Inc	11/2/20	$1,771,979	$1,620,151	0.2%
Magic Leap Inc - Class A private equity common shares	10/5/17	1,585,170	0	0.0
Via Transportation Inc - Preferred shares	11/4/21	3,279,740	3,444,946	0.3
Via Transportation Inc - private equity common shares	12/2/21	451,970	499,749	0.1
Via Transportation Inc - Series A	12/2/21	292,278	323,176	0.0
Via Transportation Inc - Series B	12/2/21	53,389	59,033	0.0
Via Transportation Inc - Series C	12/2/21	47,985	53,058	0.0
Via Transportation Inc - Series D	12/2/21	171,666	189,814	0.0
Via Transportation Inc - Series E	12/2/21	79,716	88,143	0.0
Via Transportation Inc - Series G-1	2/2/23	123,053	129,251	0.0
Total		$7,856,946	$6,407,321	0.6%

The Portfolio has registration rights for certain restricted securities held as of March 31, 2024. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2024.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$1,020,452,845	$-	$-
Private Placements	-	-	6,407,321
Warrants	8,932	-	1
Investment Companies	-	34,694,005	-
Investments Purchased with Cash Collateral from Securities Lending	-	1,798,500	-
Total Assets	$1,020,461,777	$36,492,505	$6,407,322

Investment Valuation

Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2024 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio did not hold a significant amount of Level 3 securities as of March 31, 2024.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

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